Acquisitions - Summary of Preliminary Estimates of Fair Value of the Assets Purchased, Including Goodwill and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2014
Assets
Goodwill	$ 9,124	$ 157
MidSouth Bank [Member]
Assets
Cash and due from banks			1,369
Interest-bearing accounts at other financial institutions			10,946
Securities, available-for-sale			57,431
Loans held for sale			7,071
Loans			184,345
Certificates of deposit at other financial institutions			250
Restricted equity securities			1,572
Bank premises and equipment, net			6,650
Bank-owned life insurance			3,144
Accrued interest receivable			728
Foreclosed assets			540
Core deposit intangible			3,060
Deferred tax asset			6,853
Goodwill			9,124
Other assets			747
Total assets acquired			293,830
Liabilities
Deposits			244,415
Short-term borrowings			6,893
Other liabilities			1,428
Total liabilities assumed			252,736
MidSouth Bank [Member] | As Initially Reported [Member]
Assets
Cash and due from banks			1,369
Interest-bearing accounts at other financial institutions			10,946
Securities, available-for-sale			57,431
Loans held for sale			7,071
Loans			184,345
Certificates of deposit at other financial institutions			250
Restricted equity securities			1,572
Bank premises and equipment, net			6,650
Bank-owned life insurance			3,144
Accrued interest receivable			728
Foreclosed assets			800
Core deposit intangible			3,060
Deferred tax asset			6,753
Goodwill			8,964
Other assets			747
Total assets acquired			293,830
Liabilities
Deposits			244,415
Short-term borrowings			6,893
Other liabilities			1,428
Total liabilities assumed			252,736
MidSouth Bank [Member] | Measurement Period Adjustments [Member]
Assets
Foreclosed assets			(260)
Deferred tax asset			100
Goodwill			$ 160